Capital and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Capital and Other Components of Equity [Abstract]
Schedule of reserves within equity [text block]
The components of capital surplus as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
	(in thousands)
From common stock	$52,756,091	52,756,091
From convertible bonds	6,049,862	6,049,862
From others	1,732,552	1,814,271
	$60,538,505	60,620,224

Disclosure of appropriation of earnings [text block]
AUO’s appropriations of earnings for 2016 had been approved in the shareholders’ meeting held on June 15, 2017. The appropriations and dividends per share were as follows:

	For fiscal year 2016
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$781,894
Cash dividends to shareholders	5,389,577	$0.56
	$6,171,471

AUO’s appropriations of earnings for 2017 had been approved in the shareholders’ meeting held on June 15, 2018. The appropriations and dividends per share were as follows:

	For fiscal year 2017
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$3,235,942
Cash dividends to shareholders	14,436,368	$1.50
	$17,672,310

AUO’s appropriations of earnings for 2018 have been approved in the meeting of the board of directors held on March 22, 2019. The appropriations and dividends per share were as follows:

	For fiscal year 2018
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$1,016,060
Special reserve	847,770
Cash dividends to shareholders	4,812,122	$0.50
	$6,675,952

Schedule of other components of equity [text block]
	Cumulative translation differences	Unrealized gains (losses) on available-for-sale financial assets	Unrealized gains (losses) on cash flow hedges	Total
	(in thousands)
Balance at January 1, 2016	$6,540,196	(539,653)	14,793	6,015,336
Foreign operations – foreign currency translation differences	(5,510,836)	-	-	(5,510,836)
Effective portion of changes in fair value of cash flow hedges	-	-	7,199	7,199
Net change in fair value of available-for-sale financial assets	-	769,410	-	769,410
Equity-accounted investees – share of other comprehensive income	(342,162)	(2,582)	-	(344,744)
Realized gain on sales of securities reclassified to profit or loss	(265,849)	(2,876)	-	(268,725)
Related tax	109,657	-	-	109,657
Balance at December 31, 2016	$531,006	224,299	21,992	777,297

Balance at January 1, 2017	$531,006	224,299	21,992	777,297
Foreign operations – foreign currency translation differences	(1,882,545)	-	-	(1,882,545)
Effective portion of changes in fair value of cash flow hedges	-	-	(21,992)	(21,992)
Net change in fair value of available-for-sale financial assets	-	1,146,422	-	1,146,422
Equity-accounted investees – share of other comprehensive income	(68,637)	6,310	-	(62,327)
Related tax	299,207	-	-	299,207
Balance at December 31, 2017	$(1,120,969)	1,377,031	-	256,062

	Cumulative translation differences	Unrealized gains (losses) on financial assets at FVTOCI	Unrealized gains (losses) on available-for-sale financial assets	Total
	(in thousands)
Balance at January 1, 2018	$(1,120,969)	-	1,377,031	256,062
Adjustments on initial application of new standards	-	1,303,816	(1,377,031)	(73,215)
Foreign operations – foreign currency translation differences	(336,902)	-	-	(336,902)
Net change in fair value of financial assets at FVTOCI	-	(754,813)	-	(754,813)
Equity-accounted investees – share of other comprehensive income	(19,716)	3,053	-	(16,663)
Realized gain on sales of securities reclassified to profit or loss	(107,457)	-	-	(107,457)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	-	50,084	-	50,084
Group reorganization	(22,225)	-	-	(22,225)
Related tax	157,359	-	-	157,359
Balance at December 31, 2018	$(1,449,910)	602,140	-	(847,770)

Schedule of non-controlling interests [text block]
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Balance at the beginning of the year	$22,648,604	18,388,204	17,068,501
Equity attributable to non-controlling interests:
Loss for the year	(1,211,772)	(2,120,737)	(2,177,869)
Adjustment of changes in ownership of investees	(191,394)	(6,421)	(20,998)
Foreign currency translation differences	(1,867,168)	(355,700)	(306,963)
Unrealized loss on financial assets at FVTOCI	-	-	(1,474)
Remeasurement of defined benefit plans	(98)	201	-
Group reorganization	-	-	2,701
Effect of disposal of interest in subsidiary to non-controlling interests	-	1,258,788	-
Effect of acquisition of non-controlling interests	37,036	-	-
Redemption of subsidiary treasury shares	(865,633)	-	-
Others	(161,371)	(95,834)	(147,339)
Balance at the end of the year	$18,388,204	17,068,501	14,416,559